Write-Off of Goodwill and Intangibles (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss			$ 6,710,200
Goodwill and Intangible Asset Impairment		$ 4,298,002	7,510,000	$ 412,450
Decrease in valuation allowance		10,265,807
Income tax expense benefit		26,315	60,000
Accumulated deficit		$ (263,468,728)	(235,132,590)
Asset Impairment Charges	$ 817,000
Indefinite-Lived Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Asset Impairment			800,000
Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Asset Impairment			488,000
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	547,000
Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	119,000
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	150,000
Tin Bu LLC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	1,600,000		5,650,000
Global Gaming Enterprises, Inc. [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 1,900,000		1,060,000.00
Decrease in valuation allowance					$ 1,600,000
Income tax expense benefit					1,653,067
Accumulated deficit					$ (1,653,067)
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill and Intangible Asset Impairment			$ 312,000